Derivative financial instruments and market risks - Summary of Operating Currency Hedging Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notional amount
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 5,409	€ 5,207	€ 6,038
Notional amount | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,477	3,372	4,002
Notional amount | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,367	1,186	1,723
Notional amount | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	521	447	451
Notional amount | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	287	410	652
Notional amount | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	143
Notional amount | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	121
Notional amount | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,932	1,835	2,036
Notional amount | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	580	602	514
Notional amount | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	571	525	500
Notional amount | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	286	130	163
Notional amount | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	61	49
Notional amount | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	55		197
Notional amount | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		184	88
Notional amount | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		133	100
Notional amount | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		60
Notional amount | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			106
Notional amount | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Notional amount | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0		0
Notional amount | Cash flow hedges | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0	0
Notional amount | Cash flow hedges | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0	0
Notional amount | Cash flow hedges | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Notional amount | Cash flow hedges | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Notional amount | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	5,409	5,207	6,038
Notional amount | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,477	3,372	4,002
Notional amount | Not eligible for hedge accounting | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,367	1,186	1,723
Notional amount | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	521	447	451
Notional amount | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	287	410	652
Notional amount | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	143
Notional amount | Not eligible for hedge accounting | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	121
Notional amount | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,932	1,835	2,036
Notional amount | Not eligible for hedge accounting | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	580	602	514
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	571	525	500
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	286	130	163
Notional amount | Not eligible for hedge accounting | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	61	49
Notional amount | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	55		197
Notional amount | Not eligible for hedge accounting | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		184	88
Notional amount | Not eligible for hedge accounting | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		133	100
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		60
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			106
Fair value
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	(15)	7
Fair value | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	(10)	0
Fair value | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	10	3	(7)
Fair value | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	0	(1)
Fair value | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	0	1
Fair value | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1
Fair value | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	(5)	7
Fair value | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	(6)	8
Fair value | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	1	1
Fair value | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	0	(1)
Fair value | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Fair value | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0		3
Fair value | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		(3)	5
Fair value | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		1	1
Fair value | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Fair value | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			(2)
Fair value | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Fair value | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0		0
Fair value | Cash flow hedges | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0	0
Fair value | Cash flow hedges | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0	0
Fair value | Cash flow hedges | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Fair value | Cash flow hedges | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Fair value | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	(15)	7
Fair value | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	(10)	0
Fair value | Not eligible for hedge accounting | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	10	3	(7)
Fair value | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	0	(1)
Fair value | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	0	1
Fair value | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1
Fair value | Not eligible for hedge accounting | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	(5)	7
Fair value | Not eligible for hedge accounting | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	(6)	8
Fair value | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	1	1
Fair value | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	0	(1)
Fair value | Not eligible for hedge accounting | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Fair value | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0		3
Fair value | Not eligible for hedge accounting | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		(3)	5
Fair value | Not eligible for hedge accounting | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		1	1
Fair value | Not eligible for hedge accounting | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Fair value | Not eligible for hedge accounting | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			(2)
Of which recognized in equity | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Of which recognized in equity | Cash flow hedges | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in USD
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 0		0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Saudi Riyal
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Hungarian Florint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		€ 0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Canadian Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			€ 0